21. Equity (Details Narrative) R$ in Thousands				1 Months Ended		12 Months Ended
	Aug. 01, 2018 BRL (R$) Share	May 08, 2018 BRL (R$) Share	Jan. 11, 2018 BRL (R$) Share	Dec. 21, 2018 BRL (R$) Share	Oct. 31, 2018 BRL (R$) Share	Dec. 31, 2018 BRL (R$) Share shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$)
DisclosureOfEquityLineItems [Line Items]
Capital stock						R$ 3,098,230
Capital stock (Shares)						R$ 2,942,612	R$ 2,927,184
Number of shares issued | shares						3,131,226,450
Authorized capital stock						R$ 4,000,000
Share issuance costs							(523)	R$ (395)
Amount of treasury shares granted for restricted stock plan						773,463
Treasury shares						R$ 126	R$ 4,168
Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued | shares						6,390	278,612
Number of treasury shares repurchased | shares						740,000
Repurchase of treasury shares						R$ 15,929
Number of treasury shares transferred | shares						1,012,222
Goodwill						R$ 286
Amount of treasury shares granted for restricted stock plan						19,685
Treasury shares						126	R$ 4,168
Market value of treasury shares						R$ 160	R$ 4,068
Common Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued | shares						2,863,682,710
Preference shares [member]
DisclosureOfEquityLineItems [Line Items]
Number of shares issued | shares						267,543,740
Preferred stock shares subscribed amount	R$ 2,472	R$ 5,798	R$ 1,500	R$ 5,491	R$ 167	R$ 2,818
Number of share options exercised in share-based payment arrangement | Share	331,418	498,674	161,029	589,586	63,601	348,821